Income Taxes - Changes in Deferred Net Income Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	$ 357.5	$ 375.9
Amounts recorded in the consolidated statement of earnings	(339.0)	(57.9)
Amounts recorded in total equity	(19.2)	26.1
Acquisitions of subsidiaries	(74.1)	6.0
Deconsolidation of non-insurance subsidiaries	2.6	1.8
Foreign exchange effect and other	(4.2)	5.6
Deferred tax asset, ending balance	(76.4)	357.5
Operating and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	236.3	119.2
Amounts recorded in the consolidated statement of earnings	(3.5)	105.0
Amounts recorded in total equity	17.5	0.4
Acquisitions of subsidiaries	(4.2)	(0.1)
Deconsolidation of non-insurance subsidiaries	(7.5)	(0.5)
Foreign exchange effect and other	(8.6)	12.3
Deferred tax asset, ending balance	230.0	236.3
Provision for losses and loss adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	168.8	145.3
Amounts recorded in the consolidated statement of earnings	35.6	22.5
Foreign exchange effect and other	(0.2)	1.0
Deferred tax asset, ending balance	204.2	168.8
Provision for unearned premiums
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	141.7	119.9
Amounts recorded in the consolidated statement of earnings	46.0	21.8
Deferred tax asset, ending balance	187.7	141.7
Deferred premium acquisition costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(116.1)	(96.9)
Amounts recorded in the consolidated statement of earnings	(39.4)	(19.3)
Acquisitions of subsidiaries	7.9
Foreign exchange effect and other	(0.2)	0.1
Deferred tax asset, ending balance	(147.8)	(116.1)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(389.5)	(428.2)
Amounts recorded in the consolidated statement of earnings	(19.5)	37.9
Acquisitions of subsidiaries	(10.3)
Deconsolidation of non-insurance subsidiaries	7.8
Foreign exchange effect and other	(1.6)	0.8
Deferred tax asset, ending balance	(413.1)	(389.5)
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	23.9	128.0
Amounts recorded in the consolidated statement of earnings	(339.2)	(110.8)
Amounts recorded in total equity	0.8	0.6
Acquisitions of subsidiaries	(98.9)
Foreign exchange effect and other	(1.1)	6.1
Deferred tax asset, ending balance	(414.5)	23.9
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	174.8	211.0
Amounts recorded in the consolidated statement of earnings	32.3	(36.0)
Acquisitions of subsidiaries		0.1
Foreign exchange effect and other	6.5	(0.3)
Deferred tax asset, ending balance	213.6	174.8
Other tax differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	117.6	177.6
Amounts recorded in the consolidated statement of earnings	(51.3)	(79.0)
Amounts recorded in total equity	(37.5)	25.1
Acquisitions of subsidiaries	31.4	6.0
Deconsolidation of non-insurance subsidiaries	2.3	2.3
Foreign exchange effect and other	1.0	(14.4)
Deferred tax asset, ending balance	$ 63.5	$ 117.6